Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,000,000.00
Previously Paid Amount	17,469.65
Total Fee Amount	19,057.80
Total Offset Amount	0.00
Net Fee	$ 1,588.15
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A